Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	67 Months Ended	114 Months Ended	116 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000242720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Institutional
C000242719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Investor
C000242722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Contrarian - Institutional
C000242723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Explorer - Institutional
C000242724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global MicroCap - Institutional
C000242725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Institutional
C000242726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Investor
C000242727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Institutional
C000242728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Investor
C000242730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Institutional
C000242729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Investor
C000242731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Institutional
C000242732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Investor
C000242733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Institutional
C000242734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Investor
C000242721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak US Stalwarts - Institutional
Without Sales Load [Member] | C000242720
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.14%)		4.44%				2.43%
Without Sales Load [Member] | C000242719
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.35%)		4.20%				2.19%
Without Sales Load [Member] | C000242722
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%		17.78%	13.08%
Without Sales Load [Member] | C000242723
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	(6.33%)
Without Sales Load [Member] | C000242724
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%		10.84%		8.46%
Without Sales Load [Member] | C000242725
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.40%)		6.38%				5.74%
Without Sales Load [Member] | C000242726
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.08%)		6.06%				5.48%
Without Sales Load [Member] | C000242731
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%		4.84%				4.00%
Without Sales Load [Member] | C000242732
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%		4.54%				3.73%
Without Sales Load [Member] | C000242733
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%		4.97%			7.10%
Without Sales Load [Member] | C000242734
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.03%)		4.70%			6.84%
MSCI Emerging Markets IMI Index Net (usd)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	7.49%		7.12%				3.19%
MSCI Emerging Markets IMI Index Net (usd)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	7.49%		7.12%				3.19%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	11.07%		12.85%	9.91%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	11.07%	4.79%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	11.07%		12.85%		9.49%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	11.07%		12.85%				8.36%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	11.07%		12.85%				8.36%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	11.41%		10.11%				4.88%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	11.41%		10.11%				4.88%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	11.41%		10.11%			6.64%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	11.41%		10.11%			6.64%
MSCI USA IMI NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Index
MSCI Emerging Markets SMID Cap Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Average Annual Return, Percent	3.76%		11.17%				3.44%
MSCI Emerging Markets SMID Cap Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Average Annual Return, Percent	3.76%		11.17%				3.44%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	8.23%		10.31%	6.63%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	4.84%		11.08%	6.79%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	4.84%	0.80%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	4.84%		11.08%		7.24%
MSCI World Micro Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Micro Cap Index
Average Annual Return, Percent	9.98%		9.76%		6.30%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	4.84%		11.08%				6.29%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	4.84%		11.08%				6.29%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
MSCI ACWI Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
MSCI ACWI Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	8.23%		10.31%				5.19%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	8.23%		10.31%				5.19%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	8.23%		10.31%			6.61%
MSCI ACWI ex USA MID CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Average Annual Return, Percent	12.93%		9.55%			6.14%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	8.23%		10.31%			6.61%
MSCI ACWI ex USA MID CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Average Annual Return, Percent	12.93%		9.55%			6.14%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index